Segment Information - Schedule of Segment Reporting (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information
Revenues	$ 1,273.1	$ 1,440.9	$ 2,812.0	$ 2,125.2	$ 1,113.9	$ 1,153.5	$ 2,173.8	$ 1,679.5	$ 7,651.2	$ 6,120.7	$ 5,685.7
Cost of sales									4,074.9	2,837.3	2,437.5
Operating income	49.2	29.5	591.0	395.0	27.5	(1.0)	515.3	468.2	1,064.7	1,010.0	992.4
Income (loss) from equity investees									4.3	4.3	(0.2)
Gain (loss) on foreign currency contracts, net									16.2	(23.9)	0.0
Loss on extinguishments of debt						(0.7)	(3.6)	(5.3)	0.0	(59.7)	(48.9)
Pension and other postretirement plans non-service (expense) income									(0.6)	(5.8)	(4.4)
Interest expense									(230.1)	(223.5)	(228.9)
Income before income taxes									854.5	701.4	710.0
Net income attributable to UGI	24.4	$ 52.4	$ 276.0	$ 365.9	5.0	$ (19.0)	$ 219.9	$ 230.7	718.7	436.6	364.7
Depreciation and amortization									455.1	416.3	400.9
Noncontrolling interests’ net income									103.7	87.2	124.1
Total assets	11,980.9				11,582.2				11,980.9	11,582.2	10,847.2
Short-term borrowings	424.9				366.9				424.9	366.9	291.7
Capital expenditures (including the effects of accruals)									597.0	624.3	604.6
Investments in equity investees	87.6				59.1				87.6	59.1	25.9
Goodwill	3,160.4				3,107.2				3,160.4	3,107.2	2,989.0
AmeriGas Propane
Segment Reporting Information
Loss on extinguishments of debt											(48.9)
Goodwill	2,003.0				2,001.3				2,003.0	2,001.3	1,978.3
UGI International
Segment Reporting Information
Loss on extinguishments of debt											0.0
Goodwill	963.7				912.2				963.7	912.2	817.0
Midstream & Marketing
Segment Reporting Information
Loss on extinguishments of debt											0.0
Goodwill	11.6				11.6				11.6	11.6	11.6
UGI Utilities
Segment Reporting Information
Loss on extinguishments of debt											0.0
Eliminations
Segment Reporting Information
Revenues									(370.8)	(222.7)	(133.9)
Cost of sales									(366.6)	(218.3)	(131.5)
Operating income									0.3	0.3	0.2
Income (loss) from equity investees									0.0	0.0	0.0
Gain (loss) on foreign currency contracts, net									0.0	0.0
Loss on extinguishments of debt										0.0	0.0
Pension and other postretirement plans non-service (expense) income									0.0	0.0	0.0
Interest expense									0.0	0.0	0.0
Income before income taxes									0.3	0.3	0.2
Net income attributable to UGI									(1.1)	0.1	0.1
Depreciation and amortization									(0.3)	(0.2)	(0.2)
Noncontrolling interests’ net income									0.0	0.0	0.0
Total assets	(125.3)				(51.5)				(125.3)	(51.5)	(136.6)
Short-term borrowings	0.0				0.0				0.0	0.0	0.0
Capital expenditures (including the effects of accruals)									0.0	0.0	0.0
Investments in equity investees	0.0				0.0				0.0	0.0	0.0
Goodwill	0.0				0.0				0.0	0.0	0.0
Eliminations | AmeriGas Propane
Segment Reporting Information
Revenues									0.0	0.0	0.0
Eliminations | UGI International
Segment Reporting Information
Revenues									0.0	0.0	0.0
Eliminations | Midstream & Marketing
Segment Reporting Information
Revenues									272.6	178.2	114.3
Eliminations | UGI Utilities
Segment Reporting Information
Revenues									93.9	40.1	17.1
Operating Segments | AmeriGas Propane
Segment Reporting Information
Revenues									2,823.0	2,453.5	2,311.8
Cost of sales									1,314.7	1,002.9	864.8
Operating income									347.2	355.3	356.3
Income (loss) from equity investees									0.0	0.0	0.0
Gain (loss) on foreign currency contracts, net									0.0	0.0
Loss on extinguishments of debt									0.0	(59.7)	(48.9)
Pension and other postretirement plans non-service (expense) income									0.0	0.0	0.0
Interest expense									(163.1)	(160.2)	(164.1)
Income before income taxes									184.1	135.4	143.3
Net income attributable to UGI									174.7	44.6	43.2
Depreciation and amortization									185.8	190.5	190.0
Noncontrolling interests’ net income									97.6	64.4	75.9
Partnership Adjusted EBITDA									605.5	551.3	543.0
Total assets	3,933.9				4,069.4				3,933.9	4,069.4	4,071.8
Short-term borrowings	232.0				140.0				232.0	140.0	153.2
Capital expenditures (including the effects of accruals)									101.3	98.1	101.7
Investments in equity investees	0.0				0.0				0.0	0.0	0.0
Goodwill	2,003.0				2,001.3				2,003.0	2,001.3	1,978.3
Operating Segments | UGI International
Segment Reporting Information
Revenues									2,683.8	1,877.5	1,868.8
Cost of sales									1,620.1	935.3	903.8
Operating income									217.4	194.4	206.2
Income (loss) from equity investees									(0.5)	0.0	(0.2)
Gain (loss) on foreign currency contracts, net									(12.7)	(0.1)
Loss on extinguishments of debt										0.0
Pension and other postretirement plans non-service (expense) income									5.7	1.3	0.4
Interest expense									(21.1)	(20.6)	(24.4)
Income before income taxes									188.8	175.0	182.0
Net income attributable to UGI									138.6	158.6	111.6
Depreciation and amortization									140.6	117.4	112.4
Noncontrolling interests’ net income									(3.0)	0.2
Total assets	3,279.0				3,132.0				3,279.0	3,132.0	2,865.1
Short-term borrowings	1.4				17.9				1.4	17.9	0.5
Capital expenditures (including the effects of accruals)									111.4	90.3	99.9
Investments in equity investees	12.8				8.1				12.8	8.1	8.5
Goodwill	963.7				912.2				963.7	912.2	817.0
Operating Segments | Midstream & Marketing
Segment Reporting Information
Revenues									1,149.1	943.0	752.3
Cost of sales									1,090.8	856.7	602.2
Operating income									175.1	139.4	146.8
Income (loss) from equity investees									4.8	4.3	0.0
Gain (loss) on foreign currency contracts, net									0.0	0.0
Loss on extinguishments of debt										0.0
Pension and other postretirement plans non-service (expense) income									(1.2)	(0.2)	(0.1)
Interest expense									(2.4)	(2.1)	(2.1)
Income before income taxes									176.3	141.4	144.6
Net income attributable to UGI									196.8	86.9	87.1
Depreciation and amortization									43.5	35.4	30.6
Noncontrolling interests’ net income									0.0	0.0	0.0
Total assets	1,328.9				1,165.5				1,328.9	1,165.5	1,038.2
Short-term borrowings	2.0				39.0				2.0	39.0	25.5
Capital expenditures (including the effects of accruals)									43.1	117.5	140.4
Investments in equity investees	74.8				51.0				74.8	51.0	17.4
Goodwill	11.6				11.6				11.6	11.6	11.6
Operating Segments | UGI Utilities
Segment Reporting Information
Revenues									998.5	847.5	751.4
Cost of sales									522.9	367.3	289.8
Operating income									239.9	232.7	203.6
Income (loss) from equity investees									0.0	0.0	0.0
Gain (loss) on foreign currency contracts, net									0.0	0.0
Loss on extinguishments of debt										0.0
Pension and other postretirement plans non-service (expense) income									(2.4)	(4.4)	(2.7)
Interest expense									(42.9)	(40.2)	(37.6)
Income before income taxes									194.6	188.1	163.3
Net income attributable to UGI									148.9	116.0	97.4
Depreciation and amortization									84.6	72.3	67.3
Noncontrolling interests’ net income									0.0	0.0	0.0
Total assets	3,266.6				2,994.0				3,266.6	2,994.0	2,743.1
Short-term borrowings	189.5				170.0				189.5	170.0	112.5
Capital expenditures (including the effects of accruals)									338.5	317.7	262.5
Investments in equity investees	0.0				0.0				0.0	0.0	0.0
Goodwill	182.1				182.1				182.1	182.1	182.1
Corporate & Other
Segment Reporting Information
Revenues									(3.2)	(0.8)	1.4
Cost of sales									(107.0)	(106.6)	(91.6)
Operating income									84.8	87.9	79.3
Income (loss) from equity investees									0.0	0.0	0.0
Gain (loss) on foreign currency contracts, net									28.9	(23.8)
Loss on extinguishments of debt										0.0	0.0
Pension and other postretirement plans non-service (expense) income									(2.7)	(2.5)	(2.0)
Interest expense									(0.6)	(0.4)	(0.7)
Income before income taxes									110.4	61.2	76.6
Net income attributable to UGI									60.8	30.4	25.3
Depreciation and amortization									0.9	0.9	0.8
Noncontrolling interests’ net income									9.1	22.6	48.2
Total assets	297.8				272.8				297.8	272.8	265.6
Short-term borrowings	0.0				0.0				0.0	0.0	0.0
Capital expenditures (including the effects of accruals)									2.7	0.7	0.1
Investments in equity investees	0.0				0.0				0.0	0.0	0.0
Goodwill	$ 0.0				$ 0.0				0.0	0.0	0.0
Corporate, Intersegment Eliminations & Other
Segment Reporting Information
Revenues									$ 4.3	$ 4.4	$ 2.5